OTHER FINANCIAL INFORMATION - Items reported in earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL INFORMATION
Research and Development Expense	$ 198.5	$ 165.3	$ 166.5
Depreciation	57.1	60.4
Operating Lease, Expense	81.4	80.4	61.1
Advertising Expense	$ 30.3	$ 35.2	$ 32.6